Commitments and Contingencies (Details) $ in Thousands, ¥ in Millions							1 Months Ended			12 Months Ended
	Dec. 15, 2025 USD ($)	Dec. 15, 2025 CNY (¥)	Jan. 09, 2025 USD ($)	Jan. 31, 2023 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2023 CNY (¥)	Apr. 30, 2023	Jan. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Nov. 30, 2023 CNY (¥)	Dec. 31, 2021 CNY (¥)
Commitments and Contingencies [Line Items]
Loans amount					$ 150,000	¥ 1,088.0
Payment obligation																¥ 1,088.0
Converted debt																¥ 1,088.0
Equity shares percentage																10.625%
Final offer									¥ 296.8
Percentage of contract value								60.00%
Interest amount				¥ 94.7						$ 2,691		$ 3,248	$ 37
Obligation payments										$ 6,500				¥ 47.4
System development service contract							¥ 2.6
Percentage of installment										30.00%				30.00%
Subsequent payments											¥ 2.1
Payment										$ 200	¥ 1.7
Owned amount															¥ 0.9
Penalty and accrued interests														¥ 0.6
Guozhong Tianhong [Member]
Commitments and Contingencies [Line Items]
Debts payable (in Dollars) | $										149,100		153,200	157,700
Tianjin Tuoda [Member]
Commitments and Contingencies [Line Items]
Debts payable (in Dollars) | $										$ 73,300		$ 71,700	$ 68,700
Forecast [Member]
Commitments and Contingencies [Line Items]
Payment | $			$ 87
Settlement amount	$ 100	¥ 0.9